Related Party Transactions and Balances (Details) - Schedule of Transactions Due to Related Parties - CNY (¥) ¥ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Borrowings from the related parties	¥ 4,495	¥ 4,065
Key Space [Member]
Related Party Transaction [Line Items]
Borrowings from the related parties	¥ 4,495	¥ 4,065